COMBINED BALANCE SHEETS (Unaudited) (USD $)	Apr. 30, 2013	Oct. 31, 2012	Oct. 31, 2011
ASSETS
Land and land development costs	$ 15,904,071	$ 20,352,066	$ 20,642,787
Land improvements, buildings and equipment, net	19,859,880	21,043,068	22,438,253
Land held for investment	6,399,468	6,848,390	6,848,488
Long-lived assets held for sale	1,660,757	846,174	2,941,148
Cash and cash equivalents	376,073	497,409	377,158
Cash held in escrow	142,903	205,493	211,881
Prepaid expenses and other assets	275,286	468,828	483,434
Accumulated deferred tax asset	1,321,367
Accounts receivable and mortgages receivable	120,319	143,382	160,290
Assets of discontinued operations	166,682	166,682	11,002,270
Total Assets	46,226,806	50,571,492	65,105,709
LIABILITIES:
Debt	16,775,403	16,880,416	27,113,120
Accounts payable	217,919	140,956	437,783
Accrued liabilities	223,586	311,097	415,935
Deferred income	301,889	695,981	733,734
Amounts due to related parties		0	24,792
Accumulated deferred income taxes	0	481,633	2,303,708
Accrued pension expense	4,387,612	4,240,964	3,312,316
Liabilities of discontinued operations			1,010,384
Total liabilities	21,906,409	22,751,047	35,351,772
COMBINED SHAREHOLDERS' EQUITY:
Capital stock, without par value, stated value $.30 per combined share, Blue Ridge and Big Boulder each authorized 3,000,000 shares	819,731	819,731	819,731
Capital in excess of stated value	19,829,475	19,829,475	19,829,475
Earnings retained in the business	8,703,777	12,203,825	13,462,459
Accumulated other comprehensive loss	(2,947,179)	(2,947,179)	(2,272,321)
Shareholders' equity before capital stock in treasury	26,405,804	29,905,852	31,839,344
Less cost of 282,018 combined shares of capital stock in treasury	2,085,407	2,085,407	2,085,407
Total shareholders' equity	24,320,397	27,820,445	29,753,937
Total liabilities and shareholders' equity	$ 46,226,806	$ 50,571,492	$ 65,105,709